Segment Information - Schedule of Reportable Segments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Line Items]
Sales					$ 4,942,633	$ 4,597,730
Cost of sales					(3,236,047)	(3,496,817)
Operating Expenses
Research and development	$ 1,022,630	$ 425,370	$ 2,222,732	$ 2,243,948	2,853,920	3,217,517
General and administrative	1,742,016	1,584,393	4,304,323	4,155,493	6,557,822	5,798,226
Amortization and depreciation	51,707	51,706	156,912	158,289	212,839	219,600
Foreign exchange loss (gain)	23,168	22,165	62,026	50,608	28,471	61,921
Total operating expenses	2,839,521	2,083,634	6,745,993	6,608,338	9,653,052	9,297,264
Other Income (Expense)
Interest and other income	47,770	16,565	215,914	104,195
Finance expense				(351,549)	(371,549)
Net loss from continuing operations before taxes	(2,791,751)	(2,067,069)	(6,530,079)	(6,855,692)	(8,162,133)	(7,668,450)
Income tax expense						7,100
Net loss from continuing operations	$ (2,791,751)	$ (2,067,069)	$ (6,530,079)	$ (6,855,692)
Reportable segments [Member]
Segment Reporting [Line Items]
Sales					4,942,633	4,597,730
Cost of sales					(3,236,047)	(3,496,817)
Finance Expense					(371,549)
Unrestricted cash					11,075,871	6,571,610
Operating Expenses
Total operating expenses					(9,653,052)	(9,297,264)
Other Income (Expense)
Interest and other income					155,882	527,901
Net loss from continuing operations before taxes					(8,162,133)	(7,668,450)
InMed [Member] | Reportable segments [Member]
Segment Reporting [Line Items]
Sales
Cost of sales
Finance Expense					(371,549)
Unrestricted cash					10,684,376	5,669,113
Operating Expenses
Total operating expenses					(8,474,641)	(8,400,411)
Other Income (Expense)
Interest and other income					155,882	532,782
Net loss from continuing operations before taxes					(8,690,308)	(7,867,629)
BayMedica [Member] | Reportable segments [Member]
Segment Reporting [Line Items]
Sales					4,942,633	4,597,730
Cost of sales					(3,236,047)	(3,496,817)
Finance Expense
Unrestricted cash					391,495	902,497
Operating Expenses
Total operating expenses					(1,178,411)	(896,853)
Other Income (Expense)
Interest and other income						(4,881)
Net loss from continuing operations before taxes					$ 528,175	$ 199,179